SUBSEQUENT EVENTS (Details) € / shares in Units, $ / shares in Units, € in Millions, t in Millions, $ in Millions, ₨ in Billions	Feb. 19, 2019 USD ($) $ / shares shares	Feb. 19, 2019 EUR (€) € / shares shares	Oct. 26, 2018 USD ($) t	Oct. 26, 2018 INR (₨) t	Mar. 26, 2018 shares
Disclosure of detailed information about business combination [line items]
Share buyback (in shares) | shares					7,000,000
Subsequent Event
Disclosure of detailed information about business combination [line items]
Share buyback (in shares) | shares	4,000,000	4,000,000
Share buyback, value	$ 90	€ 80
Share buyback, value per share | (per share)	$ 22.42	€ 19.89
Essar Steel India Limited
Disclosure of detailed information about business combination [line items]
Payments to acquire interests in joint venture, upfront payment			$ 5,700	₨ 420
Payments to acquire interests in joint venture, capital injection			$ 1,100	₨ 80
Production capacity of joint venture, target medium-term annual quantity (in tonnes)			6.5	6.5
Bottom of range | Essar Steel India Limited
Disclosure of detailed information about business combination [line items]
Production capacity of joint venture, target long-term annual quantity (in tonnes)			12.0	12.0
Top of range | Essar Steel India Limited
Disclosure of detailed information about business combination [line items]
Production capacity of joint venture, target long-term annual quantity (in tonnes)			15.0	15.0